Fair Value Measurements - Fair value hierarchy measured and recorded liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Fair Value Measurements
Warrant liability	¥ 3,952	$ 557
Derivative Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Warrant Liability Including VIEs	Warrant Liability Including VIEs
Level 3 [Member]
Fair Value Measurements
Warrant liability	¥ 3,952		¥ 24,376
Fair value on recurring basis | Level 3 [Member]
Fair Value Measurements
Warrant liability			¥ 24,376